ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Schedule of accounts payable

	As at December 31, 2022	As at December 31, 2021
Accounts payable	$741	$539
Accruals[1]	556	676
Payroll accruals[1]	259	233
	$1,556	$1,448
12021 figures have been restated to reflect the change in presentation to present payroll accruals ($233 million) separately from accruals.